Federated Hermes Government Income Securities, Inc.
Portfolio of Investments
May 31, 2022 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—58.9%
	Federal Home Loan Mortgage Corporation—22.8%
$1,751,477	1.500%, 11/1/2050	$ 1,491,235
1,811,968	2.000%, 5/1/2051	1,612,653
1,020,556	2.000%, 1/1/2052	911,166
2,894,490	2.500%, 10/1/2051	2,669,431
496,472	2.500%, 1/1/2052	457,675
1,941,303	2.500%, 2/1/2052	1,793,695
1,270,085	3.000%, 1/1/2033	1,270,563
413,746	3.000%, 1/1/2043	402,792
706,226	3.000%, 10/1/2045	686,645
343,019	3.000%, 11/1/2045	333,187
513,239	3.000%, 5/1/2046	498,849
398,633	3.000%, 10/1/2046	386,771
147,987	3.000%, 11/1/2046	143,144
1,300,461	3.500%, 7/1/2042	1,302,067
782,723	3.500%, 9/1/2043	783,690
1,046,238	3.500%, 11/1/2047	1,039,683
151,522	3.500%, 12/1/2047	150,573
991,237	4.000%, 12/1/2041	1,014,048
98,935	4.000%, 1/1/2042	101,203
181,124	4.000%, 3/1/2046	184,318
371,476	4.000%, 10/1/2047	376,343
264,498	4.000%, 11/1/2047	268,418
184,459	4.000%, 12/1/2047	187,078
62,844	4.000%, 4/1/2048	63,657
138,583	4.000%, 7/1/2048	140,204
1,672,639	4.000%, 3/1/2052	1,677,957
12,492	4.500%, 4/1/2024	12,666
212,120	4.500%, 9/1/2039	221,485
149,402	4.500%, 8/1/2040	156,081
210,708	4.500%, 9/1/2040	220,280
424,957	4.500%, 12/1/2040	444,355
588,156	4.500%, 4/1/2041	615,492
162,503	4.500%, 2/1/2048	168,335
438,888	5.000%, 1/1/2034	463,153
129,815	5.000%, 5/1/2034	137,098
36,990	5.000%, 1/1/2036	39,206
103,972	5.000%, 4/1/2036	110,076
33,527	5.000%, 4/1/2040	35,538
99,264	5.000%, 5/1/2040	105,142
146,568	5.000%, 7/1/2040	155,250
94,148	5.500%, 3/1/2029	98,557
732,721	5.500%, 5/1/2034	784,988
53,334	5.500%, 11/1/2037	57,798
44,427	6.000%, 4/1/2036	48,787
3	7.000%, 9/1/2030	4

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 28,481	7.000%, 1/1/2032	$ 31,877
112,067	7.000%, 1/1/2032	125,700
48,889	7.000%, 4/1/2032	54,238
39,797	7.000%, 4/1/2032	44,668
116,861	7.000%, 4/1/2032	130,498
49,891	8.000%, 2/1/2031	55,835
	TOTAL	24,264,152
	Federal National Mortgage Association—36.1%
2,623,096	2.000%, 10/1/2036	2,484,267
2,934,958	2.000%, 2/1/2051	2,615,784
2,955,222	2.000%, 3/1/2051	2,633,844
1,369,219	2.000%, 5/1/2051	1,218,606
977,398	2.000%, 7/1/2051	872,634
1,925,214	2.000%, 11/1/2051	1,712,238
1,958,362	2.000%, 1/1/2052	1,741,720
524,217	2.500%, 11/1/2049	486,324
404,921	2.500%, 12/1/2049	375,524
950,640	2.500%, 10/1/2051	876,724
478,248	2.500%, 11/1/2051	441,062
483,861	2.500%, 12/1/2051	446,050
1,476,574	2.500%, 12/1/2051	1,361,187
442,620	3.000%, 10/1/2046	428,135
776,501	3.000%, 11/1/2046	751,089
386,975	3.000%, 11/1/2046	374,311
140,593	3.000%, 1/1/2047	135,904
590,542	3.000%, 1/1/2047	571,216
126,334	3.000%, 2/1/2047	122,950
1,213,324	3.000%, 12/1/2047	1,175,513
920,854	3.000%, 8/1/2050	883,596
806,667	3.000%, 9/1/2050	774,029
1,016,976	3.000%, 12/1/2051	972,571
460,044	3.500%, 4/1/2026	468,847
600,000	3.500%, 6/1/2037	604,730
1,517,145	3.500%, 9/1/2042	1,519,019
1,119,948	3.500%, 8/1/2046	1,115,381
519,244	3.500%, 9/1/2046	519,724
395,358	3.500%, 10/1/2047	393,005
198,952	3.500%, 12/1/2047	197,829
377,824	3.500%, 1/1/2048	375,457
191,245	4.000%, 2/1/2041	195,808
498,190	4.000%, 12/1/2041	510,033
371,321	4.000%, 4/1/2042	379,885
310,325	4.000%, 2/1/2048	314,537
61,148	4.000%, 2/1/2048	61,978
618,397	4.000%, 2/1/2048	627,562
101,987	4.000%, 2/1/2048	103,594
166,211	4.000%, 9/1/2048	166,783
1,219,475	4.000%, 12/1/2051	1,224,972
3,342,508	4.000%, 4/1/2052	3,358,359
1,000,000	4.000%, 5/1/2052	1,004,742

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 36,026	4.500%, 10/1/2040	$ 37,668
209,433	4.500%, 4/1/2041	219,167
1,698	5.000%, 12/1/2023	1,722
285,469	5.000%, 7/1/2034	301,651
148,121	5.500%, 9/1/2034	159,223
88,879	5.500%, 1/1/2036	95,984
78,310	5.500%, 4/1/2036	84,564
309,931	5.500%, 4/1/2036	334,412
19,499	6.000%, 9/1/2037	21,439
27,086	6.000%, 11/1/2037	29,834
268,123	6.000%, 11/1/2037	296,112
105,310	7.500%, 7/1/2028	113,066
145,124	7.500%, 2/1/2030	159,468
7,174	8.000%, 2/1/2030	7,966
6,004	8.000%, 10/1/2030	6,648
	TOTAL	38,466,447
	Government National Mortgage Association—0.0%
244	6.000%, 5/15/2024	249
6,082	7.000%, 1/15/2028	6,494
8,623	7.000%, 3/15/2028	9,215
5,840	7.000%, 10/15/2028	6,227
555	7.500%, 7/15/2029	573
1,378	7.500%, 7/15/2029	1,485
949	7.500%, 8/15/2029	1,025
15,491	7.500%, 1/15/2031	17,101
	TOTAL	42,369
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $64,320,347)	62,772,968
	U.S. TREASURIES—22.6%
	U.S. Treasury Bonds—7.4%
500,000	1.875%, 2/15/2051	381,149
500,000	1.875%, 11/15/2051	381,527
750,000	2.250%, 2/15/2052	628,087
150,000	2.750%, 11/15/2042	137,042
525,000	2.875%, 8/15/2045	485,876
1,675,000	2.875%, 5/15/2049	1,588,496
2,500,000	3.125%, 8/15/2044	2,415,239
450,000	4.375%, 5/15/2040	526,159
1,250,000	6.000%, 2/15/2026	1,389,907
	TOTAL	7,933,482
	U.S. Treasury Notes—15.2%
1,000,000	0.125%, 3/31/2023	984,820
2,000,000	0.250%, 5/31/2025	1,857,525
2,500,000	0.750%, 11/15/2024	2,386,918
1,500,000	0.875%, 6/30/2026	1,388,098
1,400,000	1.250%, 4/30/2028	1,275,834
1,500,000	1.250%, 6/30/2028	1,363,037
525,000	1.375%, 9/30/2023	518,851
1,000,000	1.875%, 2/28/2029	939,325
1,000,000	2.125%, 5/15/2025	983,146

Principal Amount or Shares			Value
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$1,500,000		2.500%, 1/31/2024	$ 1,501,362
1,500,000	[1]	2.500%, 4/30/2024	1,499,414
700,000		2.875%, 9/30/2023	705,448
750,000		2.875%, 8/15/2028	749,008
		TOTAL	16,152,786
		TOTAL U.S. TREASURIES (IDENTIFIED COST $25,378,336)	24,086,268
		COLLATERALIZED MORTGAGE OBLIGATIONS—7.3%
		Federal Home Loan Mortgage Corporation—0.1%
112,976	[2]	REMIC, Series 3331, Class FC, 1.305% (1-month USLIBOR +0.430%), 6/15/2037	113,318
		Government National Mortgage Association—0.4%
477,529		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	467,123
		Non-Agency Mortgage-Backed Securities—6.8%
73,887		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	8,536
117,081		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	113,903
1,132,526		GS Mortgage-Backed Securities 2022-PJ3, Class A4, 2.500%, 8/25/2052	992,464
1,359,109	[2]	JP Morgan Mortgage Trust 2021-1, Class A11, 0.939% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	1,277,306
1,482,278		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	1,354,605
1,463,547		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	1,282,547
1,357,301		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	1,189,441
1,172,640		Sequoia Mortgage Trust 2021-3, Class A1, 2.500%, 5/25/2051	1,023,953
		TOTAL	7,242,755
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,463,068)	7,823,196
		GOVERNMENT AGENCIES—4.9%
		Tennessee Valley Authority Bonds—4.9%
1,250,000		0.750%, 5/15/2025	1,177,515
2,140,000		1.500%, 9/15/2031	1,832,340
2,200,000		2.875%, 2/1/2027	2,197,141
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $5,584,246)	5,206,996
		ASSET-BACKED SECURITIES—4.7%
		Auto Receivables—0.4%
394,000		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	385,864
		Single Family Rental Securities—0.9%
648,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	594,334
426,471		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	428,011
		TOTAL	1,022,345
		Student Loans—3.4%
301,553		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	288,568
570,046		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	539,127
420,997		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	398,237
775,723		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	715,819
979,569		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	931,074
792,398	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 1.974% (1-month USLIBOR +1.100%), 7/15/2053	796,485
		TOTAL	3,669,310
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $5,300,551)	5,077,519

Principal Amount or Shares		Value
	INVESTMENT COMPANY—4.3%
4,565,211	Federated Hermes Government Obligations Fund, Premier Shares, 0.70%[3] (IDENTIFIED COST $4,565,211)	$ 4,565,211
	TOTAL INVESTMENT IN SECURITIES—102.7% (IDENTIFIED COST $113,611,759)	109,532,158
	OTHER ASSETS AND LIABILITIES - NET—(2.7)%[4]	(2,897,981)
	TOTAL NET ASSETS—100%	$106,634,177
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2022, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 2/28/2022	$7,043,497
Purchases at Cost	$23,127,479
Proceeds from Sales	$(25,605,765)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 5/31/2022	$4,565,211
Shares Held as of 5/31/2022	4,565,211
Dividend Income	$3,640

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of May 31, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$999,609	$1,023,750

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$62,772,968	$—	$62,772,968
U.S. Treasury Securities	—	24,086,268	—	24,086,268
Collateralized Mortgage Obligations	—	7,823,196	—	7,823,196
Government Agencies	—	5,206,996	—	5,206,996
Asset-Backed Securities	—	5,077,519	—	5,077,519
Investment Company	4,565,211	—	—	4,565,211
TOTAL SECURITIES	$4,565,211	$104,966,947	$—	$109,532,158

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate